Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Expense [Abstract]
Schedule of Unused Tax Losses for which no Deferred Tax Asset Recognized
	30 June 2023 A$	30 June 2022 A$
Unused tax losses for which no deferred tax asset has been recognized	52,625,541	47,764,119
Potential tax benefit @ 25% (2022: 25%)	13,156,385	11,941,030

Schedule of Income Tax Expense
	30 June 2023 A$	30 June 2022 A$
Loss from continuing operations before income tax expense	(3,786,507)	(2,854,254)
Tax at the Australian tax rate of 25% (2022: 25%)	(946,627)	(713,564)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(98,219)	(64,375)
Accounting expenditure subject to R&D tax incentive	225,791	147,989
Share-based payments	56,738	23,723
Net impact of other amounts not deductible (taxable)	(453,038)	(363,661
Subtotal	(1,215,355)	(969,888)
Tax losses and other timing differences for which no deferred tax asset is recognized	1,215,355	969,888
Income tax expense	-	-